FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY	12 Months Ended
Dec. 31, 2010
FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY
NOTE 28 – FAIR VALUE MEASUREMENTS AND ADDITIONAL DISCLOSURES ON FAIR VALUE HIERARCHY

In accordance with ASC - 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and could be measured for a particular asset or liability and, thus, should incorporate its specific characteristics, such as condition, location, and restrictions, if any. In some cases, the fair value measurement will be applied to a standalone asset or liability or a group of related assets and/or liabilities.

Itaú Unibanco Holding established and documented the process for determining fair values. There is an independent group responsible for approving methodologies and pricing models. The fair value is calculated by two independent areas, one responsible for the valuation of Itaú BBA’s products and the other responsible for the valuation of all other products of the group. Monthly, an independent model review group reviews valuation models and approves them for use for specific products.

Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon valuation methodologies generally accepted in the financial services markets and in certain circumstances, internally developed models. The valuation methodologies and internally developed models prioritize the use, as inputs, of market-based or independently sourced market parameters, including yield curves, interest rates, volatility, and foreign exchange rates. We further describe the methodologies used for our securities and derivatives classified as Level 2 or Level 3 subsequently in this Note.

Additionally, valuation adjustments may be required to ensure that financial instruments are recorded at fair value, with these potential adjustments related to counterparty credit quality and Itaú Unibanco Holding’s own creditworthiness.

•	Valuation adjustments are necessary when the market value does not incorporate the quality of the counterparty credit risk.

•
In the case of financial derivatives, a significant portion of Itaú Unibanco Holding’s derivatives are traded at the BM&F and another smaller portion at foreign stock exchanges, and for these derivatives there is no need for valuation adjustments. Other derivatives are registered in the Câmara de Custódia e Liquidação (CETIP) for OTC contracts in Brazil. Usual market practices in valuation of OTC derivatives are to use inputs assuming the same credit risk of the counterparties. After considering guarantees, collaterals, rights to offset and other credit factors, we identify and incorporate credit risk adjustment when determining fair value.

Fair value hierarchy

To increase consistency and comparability in fair value measurements, Itaú Unibanco Holding prioritizes market inputs in valuation techniques. There are three broad levels to the fair value hierarchy of inputs to fair value (Level 1 being the highest priority and Level 3 the lowest priority) as defined by ASC - 820:

Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  Level 2 generally includes : (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are derived principally from or corroborated by observable market data through correlation or by other means.

Level 3: Inputs are unobservable for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

We present below a description of Itaú Unibanco Holding’s pricing methodologies related to the financial instruments measured at fair value, including the classification in the three levels described above:

Securities:

Level 1: Highly liquid securities with prices available in an active market are classified in level 1 of the fair value hierarchy. In this level were classified the vast majority of Brazilian Governments Securities (mainly LTN, LFT, NTN-B, NTN-C and NTN-F), other foreign government securities, stocks and debentures publicly traded, and other securities traded in an active market.

Level 2: Where pricing information is not available for a specific security, the valuation is generally based upon quoted market prices of similar instruments, pricing information using pricing services, such as Bloomberg, Reuters and brokers (only when they represent effective transactions) or discounted cash flows, that use as inputs information derived from assets actively traded in an active market. These securities are classified in level 2 of the fair value hierarchy and are composed of certain Brazilian government securities, debentures and some government securities quoted in a less liquid market than those classified in level 1 and some prices for shares in investment funds. Itaú Unibanco Holding does not hold positions in alternative investment funds or in private equity funds.

Level 3: When there is no pricing information in an active market, Itaú Unibanco Holding uses internally developed models, based on curves derived from proprietary models.  In level 3 are classified some Brazilian government securities (mainly NTN-I, NTN-A1, TDA and CVS), securities usually not traded in an active market, CRIs, and shares in receivable investment funds and other funds where a sufficient level of observable activity (purchases and sales) is not observed.

Derivatives:

Level 1: Derivatives traded on exchanges are classified in level 1 of the hierarchy. Interest rate forwards, and traded derivatives on currencies and WTI have been classified in level 1.

Level 2: For derivatives not traded on exchanges, Itaú Unibanco Holding estimates the fair value using a series of techniques such as Black&Scholes, Garman & Kohlhagen, Monte Carlo or even discounted cash flow models commonly used in the financial market. Derivatives included in level 2 are credit default swaps, cross currency swaps, interest rate swaps, plain vanilla options, some forwards and generally all swaps. All models used by Itaú Unibanco Holding are widely accepted in the financial services industry and reflect the contractual terms of the derivative. Considering that many of these models do not contain a high level of subjectivity, since the methodologies used in the models do not require significant judgment, and inputs to the model are observable from actively quoted markets, these products were classified within level 2 of the valuation hierarchy.

Level 3: Derivatives with fair values based on non-observable inputs in an active market were classified in level 3 of the fair value hierarchy and are composed of exotic options, some forwards, swaps indexed with nonobservable inputs and swaps with other products, such as swaptions and target forwards. These products have their valuation derived from historical volatility.

All methodologies described above for valuation may result in a fair value that may not be indicative of the net realizable value or of future fair values. However, Itaú Unibanco Holding believes that all methodologies used are appropriate and consistent with other market players.  Nevertheless, the use of other methodologies or the use of different assumptions for determining fair value may result in different estimates of the fair values at the reporting date.

The following table presents the financial instruments carried at fair value as of December 31, 2010 and 2009 by caption on the consolidated balance sheet and classified in the ASC – 820 valuation hierarchy categories (as described above):

Level distribution

The following table sets forth the Levels of Risk as of December 31, 2010 and 2009 for our trading assets and available-for-sale securities.

(in millions of R$)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading assets	83,589	55,760	654	140,003	26,685	46,325	519	73,529
Investment funds	-	47,304	-	47,304	-	39,347	-	39,347
Brazilian federal government securities	69,600	61	-	69,661	23,572	413	-	23,985
Brazilian government external debt securities	667	-	-	667	222	-	-	222
Government debt securities – other countries	9,036	317	-	9,353	937	121	-	1,058
Argentina	293	-	-	293	179	-	-	179
United States	8,714	-	-	8,714	748	-	-	748
Mexico	29	-	-	29	10	-	-	10
Russia	-	45	-	45	-	-	-	-
Chile	-	248	-	248	-	77	-	77
Uruguay	-	24	-	24	-	30	-	30
Other	-	-	-	-	-	14	-	14
Corporate debt securities	2,461	786	157	3,404	815	1,320	91	2,226
Marketable equity securities	1,825	-	-	1,825	1,139	3	-	1,142
Derivative financial instruments - assets	-	7,292	497	7,789	-	5,121	428	5,549
Options	-	1,684	68	1,752	-	1,641	178	1,819
Swaps	-	2,982	5	2,987	-	2,665	235	2,900
Credit derivatives	-	-	261	261	-	-	15	15
Forwards	-	2,060	-	2,060	-	378	-	378
Other derivatives	-	566	163	729	-	437	-	437
Available-for-sale securities	21,498	21,492	1,646	44,636	17,179	22,013	2,071	41,263
Investment funds	-	770	-	770	-	1,259	-	1,259
Brazilian federal government securities	10,523	-	320	10,843	14,098	11	334	14,443
Brazilian government external debt securities	4,718	-	-	4,718	1,980	-	-	1,980
Government debt securities – other countries	679	3,880	-	4,559	17	7,226	-	7,243
Portugal	-	-	-	-	-	26	-	26
United States	679	-	-	679	17	-	-	17
Austria	-	-	-	-	-	213	-	213
Denmark	-	2,016	-	2,016	-	1,971	-	1,971
Spain	-	734	-	734	-	1,093	-	1,093
Korea	-	236	-	236	-	1,757	-	1,757
Chile	-	453	-	453	-	1,274	-	1,274
Paraguay	-	256	-	256	-	417	-	417
Uruguay	-	185	-	185	-	475	-	475
Corporate debt securities	4,205	16,842	1,326	22,373	804	14,425	1,737	14,966
Marketable equity securities	1,373	-	-	1,373	280	1,092	-	1,372

The following table sets forth the Levels of Risk as of December 31, 2010 and 2009 for our derivative liabilities.

(in millions of R$)
	12/31/2010				12/31/2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative financial instruments - liabilities	(47)	(6,264)	(363)	(6,674)	(25)	(4,896)	(1,360)	(6,281)
Options	-	(2,814)	(230)	(3,044)	-	(1,733)	(987)	(2,720)
Forwards	-	(1,188)	-	(1,188)	-	(547)	-	(547)
Swaps	-	(2,011)	(6)	(2,017)	-	(2,108)	(236)	(2,344)
Credit derivatives	-	(8)	(119)	(127)	-	-	(106)	(106)
Futures	(47)	-	(8)	(55)	(25)	-	-	(25)
Other derivatives	-	(243)	-	(243)	-	(508)	(31)	(539)

Changes in Level 3 recurring fair value measurements

The tables below include a rollforward of the balance sheet amounts for the years ended December 31, 2010, 2009 and 2008 (including the change in fair value), for financial instruments classified by Itaú Unibanco Holding within level 3 of the valuation hierarchy. Accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation method.

	Fair value as of 12/31/2009	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2010	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets	91	23	43	-	157	(55)
Corporate debt securities	91	23	43	-	157	2
Derivative financial instruments (Assets and Liabilities)	(932)	245	821	-	134	(57)
Options	(809)	58	590	-	(162)	1
Swaps – differential receivable	(1)	-	-	-	(1)	-
Credit derivatives	(91)	92	141	-	142	9
Futures	-	203	(211)	-	(8)	(9)
Other derivatives	(31)	(107)	301	-	163	(58)
Available-for-sale securities	2,071	20	(455)	-	1,635	38
Brazilian federal government securities	334	(14)	-	-	320	31
Corporate debt securities	1,737	33	(455)	-	1,315	7

	Fair value as of 01/01/2009	Obtained in the acquisition of Unibanco	Total gains or losses (realized/ unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value as of 12/31/2009	Total gains (losses) related to assets and liabilities still held at the reporting date
Trading assets (1)	443	-	4	(31)	(325)	91	-
Investment funds	201	-	-	-	(201)	-	-
Brazilian federal government securities	101	-	4	(14)	(91)	-	-
Government debt securities – other countries	30	-	-	-	(30)	-	-
Argentina	30	-	-	-	(30)	-	-
Corporate debt securities	109	-	-	(17)	(1)	91	-
Marketable equity securities	2	-	-	-	(2)	-	-
Derivative financial instruments (Assets and Liabilities) (1)	1,004	132	113	(1,977)	(204)	(932)	(624)
Options	(133)	5	407	(1,088)	-	(809)	(702)
Swaps	928	109	(390)	(700)	52	(1)	91
Credit derivatives	-	18	116	(176)	(49)	(91)	(13)
Futures	207	-	-	-	(207)	-	-
Other derivatives	2	-	(20)	(13)	-	(31)	-
Available-for-sale securities (2)	6,925	302	6	(536)	(4,626)	2,071	(24)
Investment funds	785	-	-	-	(785)	-	-
Brazilian federal government securities	229	-	(63)	182	(14)	334	(18)
Government debt securities – other countries	1	-	-	-	(1)	-	-
Argentina	1	-	-	-	(1)	-	-
Corporate debt securities	5,897	302	(14)	(718)	(3,730)	1,737	(6)
Marketable equity securities	13	-	83	-	(96)	-	-

(1) Realized and unrealized gains and losses are recorded in the statement of income in "Trading income (losses), net".
(2) Realized gains and losses are recorded in the statement of income, in "Net gain(loss) on available-for-sale securities", and unrealized gains and losses are recordered in "Net unrealized gains (losses) on available-for-sale securities, net of taxes", in a separate account of Stockholders' Equity".

	Fair value at 01/01/2008	Total gains or losses (realized/unrealized)	Purchases, issuances and settlements	Transfers in and/or out of Level 3	Fair value at 31/12/2008	Total gains or (losses) relating to assets and liabilities still held at reporting date
Trading assets	874	233	(664)	-	443	60
Derivative financial instruments, net	(215)	2,928	(1,709)	-	1,004	1,037
Available-for-sale securities	2,795	162	3,985	(17)	6,925	126

In 2010 and 2009 there were no reclassifications from Level 1 or 2 to Level 3 and no significant transfers between level 1 and level 2. However, in 2009 certain instruments were reclassified from Level 3 to Level 2 due to: (i) the existence of yield curves for longer periods observable in the market, and (ii) our reassessment of credit risk not observable in the market and our conclusion that the impact of such non observable input is not relevant to the overall fair value of certain instruments.